Equity and Other Equity Items - Schedule of Dividends Declared and Paid (Details) - JPY (¥) ¥ / shares in Units, ¥ in Millions	3 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Equity [abstract]
Dividends		¥ 158,470	¥ 154,763	¥ 155,893	¥ 148,041	¥ 148,037	¥ 140,475
Dividends (in JPY per share)		¥ 100.00	¥ 98.00	¥ 98.00	¥ 94.00	¥ 94.00	¥ 90.00
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	¥ 158,494
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share	¥ 100.00